UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value

Aerospace and defense (0.4%)

Safran SA (France)	10,488	$467,786

		467,786
Air freight and logistics (1.3%)

Deutsche Post AG (Germany)	62,822	1,447,499

		1,447,499
Airlines (1.3%)

Deutsche Lufthansa AG (Germany)	36,979	722,163

Japan Airlines Co., Ltd. (Japan)(NON)	14,800	687,056

		1,409,219
Auto components (0.9%)

Valeo SA (France)	17,448	944,169

		944,169
Automobiles (3.8%)

Daimler AG (Registered Shares) (Germany)	13,061	710,625

Nissan Motor Co., Ltd. (Japan)	261,600	2,514,983

Toyota Motor Corp. (Japan)	15,600	805,397

		4,031,005
Beverages (0.8%)

Cola-Cola Amatil, Ltd. (Australia)	55,385	842,177

		842,177
Capital markets (1.5%)

Deutsche Bank AG (Germany)	16,182	630,896

UBS AG (Switzerland)	62,140	952,425

		1,583,321
Chemicals (4.0%)

Arkema (France)	9,226	839,316

BASF SE (Germany)	30,366	2,659,334

Nitto Denko Corp. (Japan)	13,600	804,717

		4,303,367
Commercial banks (12.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)	80,347	2,395,849

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	70,615	612,173

Bank of Ireland (Ireland)(NON)	2,872,727	567,091

Bank of Yokohama, Ltd. (The) (Japan)	75,000	434,217

Barclays PLC (United Kingdom)	415,492	1,838,086

HSBC Holdings, PLC (United Kingdom)	283,556	3,026,714

Lloyds Banking Group PLC (United Kingdom)(NON)	567,010	419,485

Sberbank of Russia ADR (Russia)	87,692	1,124,211

Sumitomo Mitsui Financial Group, Inc. (Japan)	55,800	2,237,691

UniCredit SpA (Italy)(NON)	151,717	647,614

		13,303,131
Construction and engineering (1.3%)

Daelim Industrial Co., Ltd. (South Korea)	2,600	214,291

Vinci SA (France)	25,908	1,167,172

		1,381,463
Construction materials (0.4%)

China Shanshui Cement Group, Ltd. (China)	777,000	448,398

		448,398
Consumer finance (0.5%)

Samsung Card Co., Ltd. (South Korea)	15,230	541,386

		541,386
Diversified financial services (3.6%)

ING Groep NV GDR (Netherlands)(NON)	227,594	1,615,373

ORIX Corp. (Japan)	180,500	2,283,694

		3,899,067
Diversified telecommunication services (4.0%)

BCE, Inc. (Canada)	28,167	1,315,947

Jazztel PLC (Spain)(NON)	90,801	691,376

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	11,900	518,930

TDC A/S (Denmark)	78,747	605,048

Telecom Italia SpA (Italy)	622,796	439,881

Ziggo NV (Netherlands)	20,272	712,917

		4,284,099
Electric utilities (1.0%)

Cia Energetica de Minas Gerais ADR (Brazil)	28,500	337,725

Energias de Portugal (EDP) SA (Portugal)	252,838	778,490

		1,116,215
Electrical equipment (1.0%)

LS Corp. (South Korea)	3,055	242,181

Mitsubishi Electric Corp. (Japan)	99,000	796,123

		1,038,304
Food and staples retail (0.9%)

Lawson, Inc. (Japan)	8,300	639,242

WM Morrison Supermarkets PLC (United Kingdom)	77,572	325,548

		964,790
Food products (1.6%)

Ajinomoto Co., Inc. (Japan)	33,000	496,043

Golden Agri-Resources, Ltd. (Singapore)	704,000	329,930

Kerry Group PLC Class A (Ireland)	15,007	894,220

		1,720,193
Gas utilities (0.9%)

Tokyo Gas Co., Ltd. (Japan)	175,000	955,543

		955,543
Hotels, restaurants, and leisure (1.5%)

SJM Holdings, Ltd. (Hong Kong)	225,000	563,302

TUI Travel PLC (United Kingdom)	215,504	1,066,169

		1,629,471
Independent power producers and energy traders (1.1%)

Electric Power Development Co., Ltd. (Japan)	44,700	1,176,203

		1,176,203
Industrial conglomerates (1.5%)

Siemens AG (Germany)	15,394	1,658,148

		1,658,148
Insurance (9.5%)

ACE, Ltd.	20,965	1,865,256

Admiral Group PLC (United Kingdom)	11,044	223,520

AIA Group, Ltd. (Hong Kong)	95,600	419,030

Allianz SE (Germany)	22,045	2,993,977

AXA SA (France)	60,548	1,040,797

Intact Financial Corp. (Canada)	12,800	784,368

Prudential PLC (United Kingdom)	101,689	1,645,546

SCOR SE (France)	28,551	819,798

Tokio Marine Holdings, Inc. (Japan)	14,800	416,636

		10,208,928
IT Services (0.8%)

Amadeus IT Holding SA Class A (Spain)	33,717	910,865

		910,865
Machinery (0.4%)

Metso Corp. OYJ (Finland)	9,663	411,109

		411,109
Media (1.8%)

Kabel Deutschland Holding AG (Germany)	6,219	573,812

WPP PLC (United Kingdom)	88,661	1,413,170

		1,986,982
Metals and mining (1.6%)

Fortescue Metals Group, Ltd. (Australia)(S)	129,056	534,479

Newcrest Mining, Ltd. (Australia)	14,557	304,202

Xstrata PLC (United Kingdom)	53,158	862,633

		1,701,314
Multi-utilities (1.4%)

Centrica PLC (United Kingdom)	275,268	1,537,927

		1,537,927
Oil, gas, and consumable fuels (9.4%)

Canadian Natural Resources, Ltd. (Canada)	43,600	1,397,895

ENI SpA (Italy)	93,203	2,094,349

Origin Energy, Ltd. (Australia)	56,609	785,309

Royal Dutch Shell PLC Class A (United Kingdom)	152,291	4,917,449

Suncor Energy, Inc. (Canada)	28,200	845,015

		10,040,017
Pharmaceuticals (9.7%)

Astellas Pharma, Inc. (Japan)	25,800	1,386,817

AstraZeneca PLC (United Kingdom)	19,642	984,737

Bayer AG (Germany)	22,663	2,337,701

GlaxoSmithKline PLC (United Kingdom)	41,580	972,005

Sanofi (France)	38,962	3,959,018

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	20,700	821,376

		10,461,654
Real estate investment trusts (REITs) (3.0%)

British Land Company PLC (United Kingdom)(R)	152,766	1,261,573

Dexus Property Group (Australia)(R)	685,253	746,105

Shopping Centres Australasia Property Group (Australia)(NON)(R)	481,848	830,883

Westfield Retail Trust (Australia)(R)	117,051	368,738

		3,207,299
Real estate management and development (2.0%)

Hongkong Land Holdings, Ltd. (Hong Kong)	106,000	786,287

Mitsubishi Estate Co., Ltd. (Japan)	51,000	1,406,448

		2,192,735
Semiconductors and semiconductor equipment (2.0%)

NXP Semiconductor NV(NON)	10,800	326,808

Samsung Electronics Co., Ltd. (South Korea)	793	1,088,361

SK Hynix, Inc. (South Korea)(NON)	27,310	705,701

		2,120,870
Software (0.7%)

Nintendo Co., Ltd. (Japan)	6,600	708,833

		708,833
Tobacco (2.6%)

Imperial Tobacco Group PLC (United Kingdom)	7,499	261,956

Japan Tobacco, Inc. (Japan)	47,700	1,520,156

Philip Morris International, Inc.	10,400	964,184

		2,746,296
Trading companies and distributors (2.2%)

ITOCHU Corp. (Japan)	48,300	580,308

Mitsui & Co., Ltd. (Japan)	130,700	1,823,011

		2,403,319
Wireless telecommunication services (3.1%)

NTT DoCoMo, Inc. (Japan)	222	335,117

Vodafone Group PLC (United Kingdom)	1,049,176	2,974,722

		3,309,839

Total common stocks (cost $90,771,037)		$103,092,941

SHORT-TERM INVESTMENTS (4.8%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	3,584,735	$3,584,735

Putnam Cash Collateral Pool, LLC 0.19%(d)	484,020	484,020

SSgA Prime Money Market Fund 0.02%(P)	280,000	280,000

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEGSF)	$110,000	109,865

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014	460,000	459,404

U.S. Treasury Bills with an effective yield of 0.14%, January 9, 2014	21,000	20,977

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013	220,000	219,939

Total short-term investments (cost $5,158,940)		$5,158,940

TOTAL INVESTMENTS

Total investments (cost $95,929,977)(b)		$108,251,881

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $79,263,227) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/17/13	$2,937,447	$2,926,060	$11,387
	Canadian Dollar	Sell	4/17/13	71,443	72,505	1,062
	Swedish Krona	Buy	6/19/13	680,189	685,202	(5,013)
Barclays Bank PLC
	Australian Dollar	Sell	4/17/13	814,369	811,291	(3,078)
	British Pound	Sell	6/19/13	1,551,801	1,533,418	(18,383)
	Canadian Dollar	Sell	4/17/13	1,034,150	1,050,774	16,624
	Euro	Sell	6/19/13	96,577	97,931	1,354
	Hong Kong Dollar	Buy	5/15/13	985,237	986,594	(1,357)
	Japanese Yen	Sell	5/15/13	570,948	572,094	1,146
	Norwegian Krone	Sell	6/19/13	535,153	541,134	5,981
	Singapore Dollar	Buy	5/15/13	790,024	792,024	(2,000)
	Swedish Krona	Buy	6/19/13	278,528	280,938	(2,410)
	Swiss Franc	Buy	6/19/13	2,748,529	2,762,716	(14,187)
Citibank, N.A.
	British Pound	Buy	6/19/13	2,557,275	2,526,796	30,479
	Canadian Dollar	Sell	4/17/13	1,286,365	1,306,912	20,547
	Danish Krone	Sell	6/19/13	79,553	80,750	1,197
	Euro	Buy	6/19/13	782,106	797,293	(15,187)
	Singapore Dollar	Buy	5/15/13	917,905	919,601	(1,696)
Credit Suisse International
	Australian Dollar	Sell	4/17/13	1,105,586	1,101,215	(4,371)
	British Pound	Sell	6/19/13	2,510,191	2,482,882	(27,309)
	Canadian Dollar	Sell	4/17/13	358,395	364,255	5,860
	Euro	Sell	6/19/13	359,374	364,395	5,021
	Japanese Yen	Buy	5/15/13	4,592	3,088	1,504
	Norwegian Krone	Buy	6/19/13	2,036,998	2,059,240	(22,242)
	Swedish Krona	Buy	6/19/13	1,059,481	1,068,322	(8,841)
	Swiss Franc	Buy	6/19/13	485,258	487,792	(2,534)
Deutsche Bank AG
	Australian Dollar	Buy	4/17/13	803,760	800,567	3,193
	British Pound	Sell	6/19/13	318,653	314,847	(3,806)
	Canadian Dollar	Sell	4/17/13	65,538	66,607	1,069
	Euro	Buy	6/19/13	4,485,372	4,548,563	(63,191)
	Swedish Krona	Buy	6/19/13	576,943	581,636	(4,693)
Goldman Sachs International
	Australian Dollar	Buy	4/17/13	114,199	113,753	446
	Japanese Yen	Buy	5/15/13	137,852	138,283	(431)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/13	988,995	985,313	3,682
	British Pound	Buy	6/19/13	631,231	623,554	7,677
	Euro	Buy	6/19/13	411,959	417,570	(5,611)
	Norwegian Krone	Sell	6/19/13	613,110	619,660	6,550
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/17/13	882,804	879,399	(3,405)
	British Pound	Buy	6/19/13	6,334,788	6,259,620	75,168
	Canadian Dollar	Sell	4/17/13	1,494,986	1,519,185	24,199
	Euro	Buy	6/19/13	3,250,650	3,296,231	(45,581)
	Japanese Yen	Buy	5/15/13	402,236	413,053	(10,817)
	Japanese Yen	Sell	5/15/13	402,236	409,631	7,395
	Norwegian Krone	Sell	6/19/13	1,212,018	1,225,196	13,178
	Swedish Krona	Buy	6/19/13	28,910	29,148	(238)
	Swiss Franc	Buy	6/19/13	2,016,108	2,026,497	(10,389)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/17/13	1,182,966	1,178,460	4,506
	Japanese Yen	Buy	5/15/13	820,841	802,831	18,010
	Japanese Yen	Sell	5/15/13	820,841	835,859	15,018
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/17/13	1,804,611	1,797,616	(6,995)
	Canadian Dollar	Sell	4/17/13	776,720	789,158	12,438
	Euro	Sell	6/19/13	1,699,264	1,715,808	16,544
	Israeli Shekel	Sell	4/17/13	256,716	252,118	(4,598)
	Swedish Krona	Buy	6/19/13	675,654	681,086	(5,432)
UBS AG
	Australian Dollar	Buy	4/17/13	878,748	875,215	3,533
	British Pound	Sell	6/19/13	1,347,062	1,328,305	(18,757)
	Canadian Dollar	Sell	4/17/13	104,705	118,343	13,638
	Euro	Sell	6/19/13	5,895,419	5,976,591	81,172
	Norwegian Krone	Buy	6/19/13	1,841,430	1,861,640	(20,210)
	Swiss Franc	Sell	6/19/13	461,744	464,050	2,306
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/13	1,204,184	1,199,475	4,709
	British Pound	Sell	6/19/13	3,642,336	3,598,709	(43,627)
	Canadian Dollar	Buy	4/17/13	958,279	973,746	(15,467)
	Euro	Sell	6/19/13	1,605,125	1,627,682	22,557
	Japanese Yen	Buy	5/15/13	1,219,526	1,243,000	(23,474)

Total						$23,820

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $107,549,122.
(b)	The aggregate identified cost on a tax basis is $96,957,288, resulting in gross unrealized appreciation and depreciation of $15,695,184 and $4,400,591, respectively, or net unrealized appreciation of $11,294,593.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with Putnam Money Market Liquidity and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$673,020	$9,179,638	$9,852,658	$291	$—
	Putnam Short Term Investment Fund *	—	6,689,380	3,104,645	204	3,584,735
	Totals	$673,020	$15,869,018	$12,957,303	$495	$3,584,735
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $479,228.
	The fund received cash collateral of $484,020, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $813,091 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.1%
	Japan	20.9
	Germany	12.8
	France	8.6
	United States	7.0
	Australia	6.3
	Canada	4.0
	Italy	3.0
	South Korea	2.6
	Netherlands	2.2
	Spain	2.1
	Hong Kong	1.6
	Ireland	1.4
	Russia	1.0
	Switzerland	0.9
	Israel	0.8
	Portugal	0.7
	Denmark	0.6
	Other	1.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $191,952 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $19,976.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,513,342	$3,078,285	$—
Consumer staples	2,445,908	3,827,548	—
Energy	9,254,708	785,309	—
Financials	23,044,506	11,891,361	—
Health care	9,074,837	1,386,817	—
Industrials	5,873,877	4,342,970	—
Information technology	1,237,673	2,502,895	—
Materials	4,361,283	2,091,796	—
Telecommunication services	6,739,891	854,047	—
Utilities	2,654,142	2,131,746	—
Total common stocks	70,200,167	32,892,774	—
Short-term investments	$3,864,735	$1,294,205	$—

Totals by level	$74,064,902	$34,186,979	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$23,820	$—

Totals by level	$—	$23,820	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$439,150	$415,330

Total	$439,150	$415,330

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$89,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013